Schedule of Investments
September 30, 2021 (unaudited)
Manor Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.62%

Beverages - 2.85%
PepsiCo, Inc.	1,563	235,091

Cable & Other Pay Television Services - 4.76%
Charter Communications, Inc. Class A (2)	540	392,882

Cogeneration Services & Small Power Producers - 1.12%
The AES Corp.	4,043	92,302

Computer Storage Devices - 2.46%
NetApp, Inc.	2,260	202,858

Converted Paper & Paperboard Products (No Container/Boxes) - 6.62%
Avery Dennison Corp.	2,637	546,413

Crude Petroleum & Natural Gas - 3.41%
Devon Energy Corp.	7,924	281,381

Engines & Turbines - 3.62%
Cummins, Inc.	1,331	298,889

Fire, Marine & Casualty Insurance - 1.91%
Chubb Ltd. (Switzerland)	910	157,867

Hospital & Medical Service Plans - 4.17%
Anthem, Inc.	923	344,094

Life Insurance - 2.03%
Metlife, Inc.	2,712	167,412

National Commercial Banks - 7.96%
JP Morgan Chase & Co.	1,997	326,889
PNC Financial Services Group, Inc.	1,689	330,436

		657,325

Operative Builders - 5.26%
D.R. Horton, Inc.	5,167	433,873

Petroleum Refining - 2.56%
Valero Energy Corp.	2,995	211,357

Pharmaceutical Preparations - 2.80%
AbbVie, Inc.	2,141	230,950

Retail-Drug Stores and Proprietary Stores - 1.53%
CVS Health Corp.	1,488	126,272

Retail-Grocery Stores - 1.78%
The Kroger Co.	3,642	147,246

Retail-Lumber & Other Building Dealers - 3.35%
Lowes Cos., Inc.	1,362	276,295

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 2.77%
Northrop Grumman Corp.	634	228,335

Semiconductors & Related Devices - 16.22%
Applied Materials, Inc.	4,276	550,450
Microchip Technology, Inc.	2,505	384,492
Skyworks Solutions, Inc.	2,449	403,546

		1,338,488

Services-Business Services - 2.22%
Fidelity National Information Services, Inc.	1,507	183,372

Services-Computer Programming - 4.96%
Facebook, Inc. Class A (2)	1,206	409,304

Services-Prepackaged Software - 5.40%
Microsoft Corp.	1,582	445,997

Telephone Communications - 0.81%
AT&T, Inc.	2,461	66,472

Transportation Services - 2.88%
Booking Holdings, Inc. (2)	100	237,387

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.19%
AmerisourceBergen Corp.	1,513	180,728

Total Common Stock	(Cost $ 3,748,821)	7,892,590

Real Estate Investment Trusts - 4.21%

Equinix, Inc.	440	347,657

Total Real Estate Investment Trusts	(Cost $ 163,772)	347,657

Money Market Registered Investment Companies - 0.44%

First American Government Obligation Fund Class Z - 0.020% (3)	36,378	36,378

Total Money Market Registered Investment Companies	(Cost $ 36,378)	36,378

Total Investments - 100.27%	(Cost $ 3,948,971)	8,276,625

Liabilities in Excess Of Other Assets- -.27%		(22,386)

Total Net Assets - 100.00%		8,254,239

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$8,276,625	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$8,276,625	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.